Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
8. Cash and cash equivalents

	2025	2024
Checking and saving accounts	$267,929	$271,337
Time deposits	50,000	291,000
Cash on hand	271	250
Bonds	64,354	50,726
	$382,554	$613,313

Cash at checking and saving accounts, earned interest based on rates determined by the banks in which the instruments are held.
Time deposits and bonds are presented as cash equivalents if they have a maturity of three months or less. They are denominated in U.S. dollar and held to maturity.
As of December 31, 2025, the cash and cash equivalents disclosed above and in the consolidated statement of cash flows include $0.8 million (2024: $1.4 million) that the Company has pledged from its checking and saving accounts to fulfill collateral requirements. As of December 31, 2025 and 2024, except for the cash pledged to fulfill collateral requirement, the Company’s cash and cash equivalents are free of restriction or charges that could limit its availability.